Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Schedules of statutory net income, capital and surplus and reserve strengthening by subsidiary
Components of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Reclassification out of Accumulated Other Comprehensive Income (Loss) [Table Text Block]